DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - Fair Values of Derivative Instruments on the Balance Sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Collateral already posted	$ 350
Loss recognized in income from fair value adjustment	29
Loss recognized in income from fee income		$ 960
Interest Rate Products | Not Designated as Hedging Instrument
Other Assets
Notional Amount	77,534	49,664
Fair Value	1,784	983
Other Liabilities
Notional Amount	77,534	49,664
Fair Value	$ (1,843)	$ (1,013)